Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Maturing within One Year
Debt maturing within one year consists of the following:

	December 31,
(in Millions)	2018	2017
Short-term foreign debt (1)	$106.5	$91.4
Commercial paper (2)	55.2	—
Total short-term debt	$161.7	$91.4
Current portion of long-term debt	386.0	101.2
Short-term debt and current portion of long-term debt	$547.7	$192.6

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(1)	At December 31, 2018, the average effective interest rate on the borrowings was 7.1%.
(2)
At December 31, 2018, the average effective interest rate on the borrowings was 3.1%.

Schedule of Long-Term Debt
Long-term debt consists of the following:

(in Millions)	December 31, 2018		December 31,
	Interest Rate Percentage	Maturity Date	2018	2017
Pollution control and industrial revenue bonds (less unamortized discounts of $0.2 and $0.2, respectively)	1.9% - 6.5%	2021 - 2032	$51.6	$51.6
Senior notes (less unamortized discounts of $0.8 and $1.1, respectively)	3.95% - 5.2%	2019 - 2024	999.2	998.9
2014 Term Loan Facility	—%	2020	—	450.0
2017 Term Loan Facility	3.8%	2022	1,400.0	1,500.0
Revolving Credit Facility (1)	5.1%	2022	—	—
Foreign debt	0 - 7.2%	2019 - 2024	89.1	106.9
Debt issuance cost			(8.9)	(13.2)
Total long-term debt			$2,531.0	$3,094.2
Less: debt maturing within one year			386.0	101.2
Total long-term debt, less current portion			$2,145.0	$2,993.0

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(1)	Letters of credit outstanding under the Revolving Credit Facility totaled $199.0 million and available funds under this facility were $1,245.8 million at December 31, 2018.